Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Events Tables Abstract
Summary of Warrants Exercise Transactions
a)	Subsequent to year end, a number of the Company’s warrants to purchase its common stock were exercised by their holders. These exercise transactions to March 24, 2021 were as follows:

	Number Exercised	Exercise Price	Cash Receipts
September 2019 Investor warrants	2,000,000	$1.65	$3,300,000
February 2020 Investor warrants	1,739,130	$1.20	$2,086,956
July 2020 Investor warrants	20,794,333	$0.45	$9,357,450
July 2020 Placement Agent warrants	1,866,667	$0.5625	$1,050,000
August 2020 Investor warrants	7,589,883	$0.47	$3,567,245
August 2020 Placement Agent warrants	869,952	$0.7040625	$612,501
	34,859,965		$19,974,152